Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	November 2022
Payment Date	12/15/2022
Transaction Month	6
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,173,418,193.47	36,914		54.4 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,160,000.00	2.038%		July 15, 2023
Class A-2a Notes	$271,020,000.00	3.44%		February 15, 2025
Class A-2b Notes	$100,000,000.00	3.81771%	*	February 15, 2025
Class A-3 Notes	$321,020,000.00	3.74%		September 15, 2026
Class A-4 Notes	$104,800,000.00	3.93%		August 15, 2027
Class B Notes	$31,580,000.00	4.51%		October 15, 2027
Class C Notes	$21,050,000.00	4.85%		December 15, 2029
Total	$1,052,630,000.00
		* 30-day average SOFR + 0.60%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,315,963.46

Principal:
Principal Collections	$22,173,854.16
Prepayments in Full	$11,218,154.19
Liquidation Proceeds	$46,258.04
Recoveries	$608.56
Sub Total	$33,438,874.95
Collections	$35,754,838.41

Purchase Amounts:
Purchase Amounts Related to Principal	$81,244.37
Purchase Amounts Related to Interest	$312.42
Sub Total	$81,556.79

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$35,836,395.20

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	November 2022
Payment Date	12/15/2022
Transaction Month	6
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$35,836,395.20
Servicing Fee	$818,970.28	$818,970.28	$0.00	$0.00	$35,017,424.92
Interest - Class A-1 Notes	$28,301.70	$28,301.70	$0.00	$0.00	$34,989,123.22
Interest - Class A-2a Notes	$776,924.00	$776,924.00	$0.00	$0.00	$34,212,199.22
Interest - Class A-2b Notes	$318,142.50	$318,142.50	$0.00	$0.00	$33,894,056.72
Interest - Class A-3 Notes	$1,000,512.33	$1,000,512.33	$0.00	$0.00	$32,893,544.39
Interest - Class A-4 Notes	$343,220.00	$343,220.00	$0.00	$0.00	$32,550,324.39
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,550,324.39
Interest - Class B Notes	$118,688.17	$118,688.17	$0.00	$0.00	$32,431,636.22
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,431,636.22
Interest - Class C Notes	$85,077.08	$85,077.08	$0.00	$0.00	$32,346,559.14
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$32,346,559.14
Regular Principal Payment	$46,318,072.03	$32,346,559.14	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$35,836,395.20

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$32,346,559.14
Total					$32,346,559.14

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$16,664,394.15	$82.03	$28,301.70	$0.14	$16,692,695.85	$82.17
Class A-2a Notes	$11,455,394.20	$42.27	$776,924.00	$2.87	$12,232,318.20	$45.14
Class A-2b Notes	$4,226,770.79	$42.27	$318,142.50	$3.18	$4,544,913.29	$45.45
Class A-3 Notes	$0.00	$0.00	$1,000,512.33	$3.12	$1,000,512.33	$3.12
Class A-4 Notes	$0.00	$0.00	$343,220.00	$3.28	$343,220.00	$3.28
Class B Notes	$0.00	$0.00	$118,688.17	$3.76	$118,688.17	$3.76
Class C Notes	$0.00	$0.00	$85,077.08	$4.04	$85,077.08	$4.04
Total	$32,346,559.14	$30.73	$2,670,865.78	$2.54	$35,017,424.92	$33.27

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	November 2022
Payment Date	12/15/2022
Transaction Month	6

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$16,664,394.15	0.0820260	$0.00	0.0000000
Class A-2a Notes	$271,020,000.00	1.0000000	$259,564,605.80	0.9577323
Class A-2b Notes	$100,000,000.00	1.0000000	$95,773,229.21	0.9577323
Class A-3 Notes	$321,020,000.00	1.0000000	$321,020,000.00	1.0000000
Class A-4 Notes	$104,800,000.00	1.0000000	$104,800,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$866,134,394.15	0.8228289	$833,787,835.01	0.7920996

Pool Information
Weighted Average APR	2.849%	2.850%
Weighted Average Remaining Term	50.21	49.39
Number of Receivables Outstanding	33,314	32,707
Pool Balance	$982,764,336.63	$948,979,423.94
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$882,411,911.09	$852,472,068.60
Pool Factor	0.8375227	0.8087308

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,579.30
Yield Supplement Overcollateralization Amount	$96,507,355.34
Targeted Overcollateralization Amount	$129,163,101.82
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$115,191,588.93

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,579.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,579.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,579.30

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	November 2022
Payment Date	12/15/2022
Transaction Month	6
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		32	$265,401.93
(Recoveries)		1	$608.56
Net Loss for Current Collection Period			$264,793.37
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3233%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0609%
Second Prior Collection Period			0.0187%
Prior Collection Period			0.0079%
Current Collection Period			0.3290%
Four Month Average (Current and Prior Three Collection Periods)			0.1041%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		192	$344,918.07
(Cumulative Recoveries)			$2,022.51
Cumulative Net Loss for All Collection Periods			$342,895.56
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0292%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,796.45
Average Net Loss for Receivables that have experienced a Realized Loss			$1,785.91

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.58%	153	$5,492,002.08
61-90 Days Delinquent	0.09%	29	$834,127.39
91-120 Days Delinquent	0.01%	2	$89,528.93
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.68%	184	$6,415,658.40

Repossession Inventory:
Repossessed in the Current Collection Period		2	108459.57
Total Repossessed Inventory		6	270493.29

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0206%
Prior Collection Period			0.0510%
Current Collection Period			0.0948%
Three Month Average			0.0555%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0973%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	November 2022
Payment Date	12/15/2022
Transaction Month	6

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	86	$3,403,843.07
2 Months Extended	105	$4,232,845.49
3+ Months Extended	12	$327,962.74

Total Receivables Extended	203	$7,964,651.30
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2022

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
Assistant Treasurer